Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Office rent	$ (1,918)	$ 0
Management fee expense	(3,911)	(4,063)
Interest expense	(19,651)	(16,991)
Management fee income	91	136
Interchart
Related Party Transaction [Line Items]
Voyage expenses	(1,650)	(1,650)
Executive directors
Related Party Transaction [Line Items]
Consultancy fees	(248)	(317)
Non-executive directors
Related Party Transaction [Line Items]
Compensation	(75)	(79)
Combine Marine Ltd.
Related Party Transaction [Line Items]
Office rent	(17)	(17)
Maryville Maritime Inc.
Related Party Transaction [Line Items]
Management fee expense	0	(315)
Excel Vessel Bridge Facility
Related Party Transaction [Line Items]
Interest expense	$ 0	$ (220)